Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt
Debt

E.                        Debt

Prior to the IPO, EQT provided financing to the Company directly or indirectly through EQT Capital Corporation (EQT Capital), EQT’s subsidiary finance company. Such financing was generally provided through intercompany term and demand loans that were entered into between EQT Capital and EQT’s subsidiaries.

On July 2, 2012, in connection with the IPO, the Company entered into a $350 million credit facility with Wells Fargo Bank, National

Association, as administrative agent, and a syndicate of lenders, which will mature on July 2, 2017. The credit facility is available to fund working capital requirements and capital expenditures, to purchase assets, to pay distributions and repurchase units and for general partnership purposes.

There were no amounts outstanding under the credit facility at March 31, 2013 or December 31, 2012. Additionally, the Company did not have any short-term loans outstanding at any time during the three months ended March 31, 2013. Commitment fees averaging approximately 6.25 basis points in the first quarter of 2013, or approximately $0.2 million, were incurred to maintain credit availability under the credit facility.

6.         Debt

Historically, EQT provided financing to the Company directly or indirectly through EQT Capital. Such financing was generally provided through intercompany term and demand loans that were entered into between EQT Capital and EQT’s subsidiaries. The Company had notes payable due to EQT Capital of $135.2 million as of December 31, 2011. The interest rate on the demand notes was equal to a commercial rate plus 200 basis points.

	December 31,
	2012	2011
	(Thousands)
Demand notes	$—	$78,128
8.057% notes, due July 1, 2012	—	37,500
5.50% notes, due July 1, 2012	—	9,000
5.060% notes, due January 22, 2014	—	10,607
Total long-term debt	$—	$135,235

On February 3, 2012, the Company refinanced with EQT Capital its intercompany term debt and demand loans into a 10-year term note maturing on February 1, 2022 at an interest rate of 6.01%. Accordingly, since the Company intended and arranged to finance such amounts on a long-term basis, the related obligations were reflected as long-term debt at December 31, 2011 in the accompanying balance sheet.

On June 21, 2012, the term note of $135.2 million was retired.

On July 2, 2012, in connection with the IPO, the Company entered into a $350 million credit facility with Wells Fargo Bank, National Association, as administrative agent, and a syndicate of lenders, which will mature on July 2, 2017. The credit facility is available to fund working capital requirements and capital expenditures, to purchase assets, to pay distributions and to repurchase units and for general partnership purposes. The credit facility has an accordion feature that allows the Company to increase the available revolving borrowings under the facility by up to an additional $150 million, subject to the Company’s receipt of increased commitments from existing lenders or new commitments from new lenders and the satisfaction of certain other conditions. In addition, the credit facility includes a sublimit up to $35 million for same-day swing line advances and a sublimit up to $150 million for letters of credit. Further, the Company has the ability to request that one or more lenders make term loans to it under the credit facility subject to the satisfaction of certain conditions, which term loans will be secured by cash and qualifying investment grade securities. The Company’s obligations under the revolving portion of the credit facility are unsecured.

The credit facility contains various covenants and restrictive provisions and also requires maintenance of a consolidated leverage ratio of not more than 5.00 to 1.00 (or, after the Company obtains an investment grade rating, not more than 5.50 to 1.00 for certain measurement periods following the consummation of certain acquisitions) and, until the Company obtains an investment grade rating, a consolidated interest coverage ratio of not less than 3.00 to 1.00. As of December 31, 2012, the Company was in compliance with all debt provisions and covenants.

Loans under the credit facility (other than swing line loans) will bear interest at the Company’s option at either:

•                  a base rate, which will be the highest of (i) the federal funds rate in effect on such day plus 0.50%, (ii) the administrative agent’s prime rate in effect on such day and (iii) one-month LIBOR plus 1.0%, in each case, plus an applicable margin; or

•                  a fixed period eurodollar rate plus an applicable margin.

Swing line loans will bear interest at (i) the base rate plus an applicable margin or (ii) a daily floating eurodollar rate plus an applicable margin. Prior to the Company obtaining an investment grade rating, the applicable margin will vary based upon the Company’s consolidated leverage ratio and, upon obtaining an investment grade rating, the applicable margin will vary based upon the Company’s long term unsecured senior, non-credit-enhanced debt rating.

The unused portion of the credit facility will be subject to a commitment fee ranging from (i) 0.25% to 0.35% per annum before the Company obtains an investment grade rating and (ii) 0.15% to 0.35% per annum upon obtaining an investment grade rating.

There were no borrowings outstanding under the credit facility at December 31, 2012. For the year ended December 31, 2012, interest expense includes commitment fees of $0.4 million, which averaged approximately 25 basis points in the third and fourth quarter of 2012 to maintain credit availability under the revolving credit facility.